UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2017

WESTERN ASSET

SELECT TAX FREE RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes,* preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Select Tax Free Reserves for the twelve-month reporting period ended August 31, 2017. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset Select Tax Free Reserves

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended August 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was revised to 2.8%. GDP growth then decelerated to 1.8% and 1.2%, as revised, for the fourth quarter of 2016 and the first quarter of 2017, respectively. Finally, the U.S. Department of Commerce reported that second quarter 2017 GDP growth — released after the reporting period ended — was 3.1%. The increase in GDP growth reflected an upturn in private inventory investment, an acceleration in personal consumption expenditures, a deceleration in imports and an increase in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on August 31, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. While this was an increase from 4.3% in the previous month, it was just shy of the lowest unemployment rate since May 2001. The percentage of longer-term unemployed declined over the period. In August 2017, 24.7% of Americans looking for a job had been out of work for more than six months, versus 24.9% when the period began.

Looking back, after an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. Finally, at its meeting that concluded on September 20, 2017, after the reporting period ended, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Western Asset Select Tax Free Reserves	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV	Western Asset Select Tax Free Reserves

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. The Fund is a money market fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. Under normal market conditions, the Portfolio invests at least 80% of its assets in short-term, high-quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the fifty states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations (“VRDOs”)i, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

The Portfolio invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, that we determined to be of equivalent quality. Under normal circumstances, the Portfolio may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the AMT, although for temporary or defensive purposes, the Portfolio may invest an unlimited amount in such securities.

As a retail money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. When required by these rules, the Fund’s and the Portfolio’s subadviser, Western Asset Management Company (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Both short- and long-term Treasury yields moved higher during the twelve-month reporting period ended August 31, 2017, as a whole. The yields for the two-year Treasury began the reporting period at 0.80% and ended the period at 1.33%. Their peak of 1.41% occurred on both July 3 and July 5, 2017, and they were as low as 0.73% on September 29, 2016. The yields for the ten-year Treasury were 1.58% at the beginning of the reporting period and ended the period

Western Asset Select Tax Free Reserves 2017 Annual Report	1

Fund overview (cont’d)

at 2.12%. Their peak of 2.62% occurred on March 13, 2017, and their low of 1.54% took place on September 7, 2016.

The Federal Reserve Board (the “Fed”)ii raised the federal funds rateiii on three separate occasions during the reporting period. In particular, the Fed raised rates to a range between 0.50% and 0.75% at its meeting that ended on December 14, 2016. The next rate hike occurred on March 15, 2017 — pushing the federal funds rate to a range between 0.75% and 1.00%. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. In addition, at its meeting that ended on July 26, 2017, the Fed indicated that it planned to reduce its balance sheet, saying, “The Committee expects to begin implementing its balance sheet normalization program relatively soon, provided that the economy evolves broadly as anticipated.”

The Puerto Rico, Chicago and Illinois debt complexes were once again in the municipal market headlines for the twelve months ended August 31, 2017. Puerto Rico defaulted on more debt during the year and is now disputing the securitization of its sales tax revenue to pay bondholder debt. This is an unusual move since securitizing a revenue stream is typically how a distressed government gains market access after a default. The Illinois general obligation debt was buttressed by an increase in the income tax and corporate tax rates, but the state’s ratings continue to suffer from its outsized pension liabilities. Chicago has the same challenge and, in addition, is hamstrung by the fact that it needs state approval of many of the measures that the mayor would like to adopt to address the city’s problems.

Through the second quarter of 2017, Moody’s Investors Service noted that its downgrades in the public finance sector barely outnumbered upgrades, reversing an improving trend in 2016. However, the U.S. dollar value of debt downgraded outstripped that of upgraded debt by 80%, largely due to Illinois, Connecticut and Puerto Rico. California, Texas and New York credits enjoyed numerous upgrades due to local governments benefiting from the improving economy.

The National Association of State Budget Officers published its Spring 2017 Fiscal Survey of the States this past June, and reported that state governments had experienced two consecutive years of sluggish revenue growth. General fund revenue is expected to increase by 2.4% for fiscal 2017, which ended for most states on June 30, 2017. Proactively, 23 states have made mid-year budget cuts and most states have continued to strengthen reserves. Total balances, which include “rainy day” reserves supplemented by the current year’s surpluses amounted to 10.3% of general fund expenses in fiscal 2016. However, they are expected to fall slightly in fiscal 2017. The level of reserves varies greatly between the states.

Q. How did we respond to these changing market conditions?

A. The U.S. Securities and Exchange Commission (the “SEC”)iv rules that govern money market mutual funds went into effect on October 14, 2016. Municipal money market funds experienced a tremendous amount of outflows, with assets across the industry dropping by more than 50% from the start of 2017 as investors sought out other investment alternatives. Ahead of this deadline,

2	Western Asset Select Tax Free Reserves 2017 Annual Report

the Fund maintained a high allocation of daily and weekly variable rate demand notes (“VRDNs”)v in anticipation of potential redemptions. Because the Fund stayed highly liquid, it was able to withstand the outflows out of the Portfolio. After this money market deadline passed, Fund flows stabilized. However, the Fund still maintained a defensive position and stayed short as an interest rate hike by the Fed seemed imminent. The short-term yield curvevi was also flat to inverted during most of the reporting period, so there was no yield incentive to extend out further on the curve.

Performance review

As of August 31, 2017, the seven-day current yield for Select Shares of Western Asset Select Tax Free Reserves was 0.66% and the seven-day effective yield, which reflects compounding, was 0.67%.1

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Select Tax Free Reserves Yields as of August 31, 2017 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Select Shares	0.66%	0.67%
Investor Shares	0.61%	0.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Select Shares would have been 0.51%; and the seven-day current yield and the seven-day effective yield for Investor Shares would have been 0.39%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Select Tax Free Reserves 2017 Annual Report	3

Fund overview (cont’d)

conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Q. What were the most significant factors affecting Fund performance?

A. Despite flows out of the Fund ahead of the SEC rules implementation deadline, there was no need to fire-salevii assets since the portfolio was highly liquid due to its large allocation to VRDNs. Although VRDN inventory was elevated in the market, the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Indexviii did not widen as much as expected because of interest from non-money fund investors, like separately managed accounts (“SMAs”) and municipal bond funds, since the municipal yield curve flattened. The Fund continued to maintain a short maturity posture due to anticipated Fed rate hikes. We only selectively purchased bonds that met our stringent quality and liquidity requirements to add incremental yield inside of a six-month range. Even after the Fed hiked rates by 25 basis pointsix in June 2017, SIFMA actually tightened throughout the summer months due to strong coupon and maturity proceeds. By the end of the reporting period, the SIFMA rate was 0.78% and the short-term municipal yield curve was flat. VRDN yields did not benefit as much as we would have liked from the interest rate hikes by the Fed.

Thank you for your investment in Western Asset Select Tax Free Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 19, 2017

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

4	Western Asset Select Tax Free Reserves 2017 Annual Report

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Variable rate demand obligations (“VRDOs”) are floating rate debt obligations whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The U.S. Securities and Exchange Commission (the “SEC”) is an agency of the U.S. government. It holds primary responsibility for enforcing the federal securities laws and regulating the securities industry, the nation’s stock and options exchanges, and other activities and organizations, including the electronic securities markets in the U.S.

[v]	Variable rate demand notes (“VRDNs”) are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

vi	The yield curve is the graphical depiction of the relationship, at a given time, between interest rates and securities that have similar characteristics, but differing maturity dates.

vii	A fire-sale consists of selling goods or assets at heavily discounted prices.

viii

The Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt VRDOs with certain characteristics. Please note that an investor cannot invest directly in an index.

ix	A basis point is one-hundredth (1/100 or 0.01) of one percent.

Western Asset Select Tax Free Reserves 2017 Annual Report	5

Portfolio at a glance† (unaudited)

Tax Free Reserves Portfolio

The Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2017 and August 31, 2016. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.
‡	Represents less than 0.1%.

6	Western Asset Select Tax Free Reserves 2017 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Select Shares	0.33%	$1,000.00	$1,003.30	0.16%	$0.81	Select Shares	5.00%	$1,000.00	$1,024.40	0.16%	$0.82
Investor Shares	0.31	1,000.00	1,003.10	0.21	1.06	Investor Shares	5.00	1,000.00	1,024.15	0.21	1.07

Western Asset Select Tax Free Reserves 2017 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended August 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

8	Western Asset Select Tax Free Reserves 2017 Annual Report

Statement of assets and liabilities

August 31, 2017

Assets:
Investment in Tax Free Reserves Portfolio, at value	$342,826,927
Prepaid expenses	29,043
Total Assets	342,855,970

Liabilities:
Investment management fee payable	29,146
Distributions payable	3,271
Service and/or distribution fees payable	1,353
Trustees’ fees payable	626
Accrued expenses	47,582
Total Liabilities	81,978
Total Net Assets	$342,773,992

Net Assets:
Par value (Note 5)	$3,427
Paid-in capital in excess of par value	342,764,688
Undistributed net investment income	31,544
Accumulated net realized loss on investments allocated from Tax Free Reserves Portfolio	(25,667)
Total Net Assets	$342,773,992

Net Assets:
Select Shares	$318,123,039
Investor Shares	$24,650,953

Shares Outstanding:
Select Shares	318,091,271
Investor Shares	24,649,511

Net Asset Value:
Select Shares	$1.00
Investor Shares	$1.00

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2017 Annual Report	9

Statement of operations

For the Year Ended August 31, 2017

Investment Income:
Income from Tax Free Reserves Portfolio	$3,188,408
Allocated expenses from Tax Free Reserves Portfolio	(863,720)
Allocated waiver from Tax Free Reserves Portfolio	645,740
Other income	6,170
Total Investment Income	2,976,598

Expenses:
Investment management fee (Note 2)	1,074,854
Registration fees	55,460
Legal fees	49,387
Service and/or distribution fees (Notes 2 and 3)	38,387
Shareholder reports	28,297
Audit and tax fees	18,871
Insurance	18,070
Transfer agent fees (Note 3)	16,777
Trustees’ fees	9,896
Fund accounting fees	6,301
Miscellaneous expenses	6,055
Total Expenses	1,322,355
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(832,515)
Net Expenses	489,840
Net Investment Income	2,486,758
Net Realized Loss on Investments From Tax Free Reserves Portfolio	(13,909)
Increase in Net Assets From Operations	$2,472,849

See Notes to Financial Statements.

10	Western Asset Select Tax Free Reserves 2017 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2017	2016

Operations:
Net investment income	$2,486,758	$1,531,441
Net realized loss	(13,909)	(6,846)
Increase in Net Assets From Operations	2,472,849	1,524,595

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(2,476,690)	(1,486,839)
Decrease in Net Assets From Distributions to Shareholders	(2,476,690)	(1,486,839)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	191,484,125	2,468,203,619
Reinvestment of distributions	2,188,828	818,420
Cost of shares repurchased	(985,200,603)	(2,432,592,308)
Increase (Decrease) in Net Assets From Fund Share Transactions	(791,527,650)	36,429,731
Increase (Decrease) in Net Assets	(791,531,491)	36,467,487

Net Assets:
Beginning of year	1,134,305,483	1,097,837,996
End of year*	$342,773,992	$1,134,305,483
*Includes undistributed net investment income of:	$31,544	$27,676

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2017 Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Select Shares[1,2]	2017	2016	2015		2014		2013

Net asset value, beginning of year	$1.000	$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.006	0.001	0.000	[3]	0.000	[3]	0.000	[3]
Net realized gain (loss)	(0.000) [3]	(0.000) [3]	—		0.000	[3]	0.000	[3]
Total income from operations	0.006	0.001	0.000	[3]	0.000	[3]	0.000	[3]

Less distributions from:
Net investment income	(0.006)	(0.001)	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]
Total distributions	(0.006)	(0.001)	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]

Capital contribution	—	—	0.000	[3]	—		—

Net asset value, end of year	$1.000	$1.000	$1.000		$1.000		$1.000
Total return[4]	0.59%	0.13%	0.02%[5]		0.02%		0.04%

Net assets, end of year (millions)	$318	$1,005	$978		$481		$852

Ratios to average net assets:
Gross expenses[6,7]	0.50%	0.45%	0.45%		0.46%		0.45%
Net expenses[6,8,9]	0.16	0.09	0.06		0.10		0.14
Net investment income	0.58	0.14	0.02		0.02		0.04

[1]	Prior to August 26, 2016, Select Shares were known as Institutional Shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]

The gross expenses do not reflect the reduction of the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

12	Western Asset Select Tax Free Reserves 2017 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares[1]	2017	2016	2015		2014[2]

Net asset value, beginning of year	$1.000	$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.005	0.001	0.000	[3]	0.000	[3]
Net realized gain (loss)	(0.000) [3]	(0.000) [3]	—		(0.000)	[3]
Total income from operations	0.005	0.001	0.000	[3]	0.000	[3]

Less distributions from:
Net investment income	(0.005)	(0.001)	(0.000)	[3]	(0.000)	[3]
Total distributions	(0.005)	(0.001)	(0.000)	[3]	(0.000)	[3]

Capital contribution	—	—	0.000	[3]	—

Net asset value, end of year	$1.000	$1.000	$1.000		$1.000
Total return[4]	0.54%	0.10%	0.01%[5]		0.01%

Net assets, end of year (millions)	$25	$129	$120		$36

Ratios to average net assets:
Gross expenses[6,7]	0.59%	0.55%	0.56%		0.57%[8]
Net expenses[6,9,10]	0.21	0.11	0.06		0.10	[8]
Net investment income	0.54	0.10	0.01		0.01	[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 23, 2013 (inception date) to August 31, 2014.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]

The gross expenses do not reflect the reduction of the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2017 Annual Report	13

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Select Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Effective October 14, 2016, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (81.3% at August 31, 2017) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

14	Western Asset Select Tax Free Reserves 2017 Annual Report

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
(a)	$(6,200)	$25,906	$(19,706)

(a)	Reclassifications are due primarily to the tax-exempt income retained by the Fund and the expiration of a capital loss carryfoward.

Western Asset Select Tax Free Reserves 2017 Annual Report	15

Notes to financial statements (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

Since the Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Tax Free Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares and Investor Shares did not exceed 0.20% and 0.35%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $832,515.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

16	Western Asset Select Tax Free Reserves 2017 Annual Report

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Select Shares	—		$14,183
Investor Shares	$38,387	†	2,594
Total	$38,387		$16,777

†	Amount shown is exclusive of waivers. For the year ended August 31, 2017, the service and/or distribution fees waived amounted to $19,194 for Investor Shares. Such waivers are voluntary and may be reduced or terminated at any time.

For the year ended August 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Select Shares	$742,745
Investor Shares	89,770
Total	$832,515

4. Distributions to shareholders by class

	Year Ended August 31, 2017	Year Ended August 31, 2016
Net Investment Income:
Select Shares	$2,269,594	$1,366,647
Investor Shares	207,096	120,192
Total	$2,476,690	$1,486,839

5. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Select Tax Free Reserves 2017 Annual Report	17

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended August 31, 2017	Year Ended August 31, 2016
Select Shares[1]
Shares sold	138,932,435	2,256,883,603
Shares issued on reinvestment	2,027,966	702,026
Shares repurchased	(828,056,941)	(2,230,583,865)
Net increase (decrease)	(687,096,540)	27,001,764
Investor Shares
Shares sold	52,551,690	211,320,016
Shares issued on reinvestment	160,862	116,394
Shares repurchased	(157,143,662)	(202,008,443)
Net increase (decrease)	(104,431,110)	9,427,967

[1]	Prior to August 26, 2016, Select Shares were known as Institutional Shares.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2017	2016
Distributions paid from:
Tax-exempt income	$2,474,450	$1,479,308
Ordinary income	2,240	7,531
Total distributions paid	$2,476,690	$1,486,839

As of August 31, 2017, there were no significant differences between the book and tax basis components of net assets.

As of August 31, 2017, the Fund had capital losses of $20,755 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to arise on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains. These losses must be utilized before any of the Fund’s capital loss carryforward may be utilized.

Additionally, as of August 31, 2017, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
8/31/2018	$(4,808)
8/31/2019	(104)
$(4,912)

These amounts will be available to offset any future taxable capital gains.

18	Western Asset Select Tax Free Reserves 2017 Annual Report

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Western Asset Select Tax Free Reserves 2017 Annual Report	19

Report of independent registered public

accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Select Tax Free Reserves (the “Fund”), a series of Legg Mason Partners Institutional Trust, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by examination of the underlying Tax Free Reserves Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Select Tax Free Reserves as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 20, 2017

20	Western Asset Select Tax Free Reserves 2017 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Select Tax Free Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	Since 1989 (Chairman of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Western Asset Select Tax Free Reserves	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

22	Western Asset Select Tax Free Reserves

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); formerly, Trustee, First Potomac Realty Trust (2005 to 2017); Director, DeVry Inc. (educational services) (2012 to 2016); Director, Xybernaut Corporation (information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Western Asset Select Tax Free Reserves	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 149 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	142
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

24	Western Asset Select Tax Free Reserves

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Western Asset Select Tax Free Reserves	25

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

26	Western Asset Select Tax Free Reserves

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund, upon completion of the audit of the Fund’s financial statements as of and for the fiscal period ended August 31, 2017 and the issuance of their report thereon, dated October 20, 2017. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended August 31, 2017 and August 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended August 31, 2017 and August 31, 2016 and the subsequent interim period through October 20, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended August 31, 2017 and August 31, 2016, and the subsequent interim period through October 20, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Western Asset Select Tax Free Reserves	27

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund from September 2016 to July 2017 qualify as tax-exempt interest dividends for Federal income tax purposes. Of the net investment income distribution paid by the Fund for the month of August 2017, 98.84% qualifies as tax-exempt interest dividends for Federal income tax purposes.

The following information is applicable to non-U.S. resident shareholders:

Of the ordinary income distributions paid by the Fund for the month of August 2017, 1.16% represents Qualified Net Interest Income and Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

28	Western Asset Select Tax Free Reserves

Schedule of investments

August 31, 2017

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
California — 14.2%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.830%	10/1/25	$300,000	$300,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	0.750%	5/15/35	3,600,000	3,600,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.750%	3/1/47	1,600,000	1,600,000	(a)(b)
Health Facility, Dignity Health, LOC-Bank of Montreal	0.750%	3/1/47	1,025,000	1,025,000	(a)(b)
Health Facility, Dignity Health, LOC-Sumitomo Mitsui Banking	0.770%	7/1/35	400,000	400,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	0.770%	10/1/23	935,000	935,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.800%	8/1/20	560,000	560,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.930%	10/1/37	345,000	345,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.890%	6/1/40	100,000	100,000	(a)(b)
California State, GO, Kindergarten, LOC-Citibank N.A.	0.690%	5/1/34	490,000	490,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.770%	4/1/45	1,200,000	1,200,000	(a)(b)
Kaiser Permanente	0.770%	4/1/46	2,155,000	2,155,000	(a)(b)
Kaiser Permanente	0.770%	4/1/46	155,000	155,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.760%	8/15/36	1,550,000	1,550,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.790%	6/1/27	200,000	200,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, LIQ-FHLMC	0.900%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
David Avenue Apartments, LIQ-FHLMC	0.890%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.750%	8/1/37	6,465,000	6,465,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.770%	6/1/32	4,390,000	4,390,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.740%	7/1/35	2,435,000	2,435,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	0.840%	4/1/32	1,900,000	1,900,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, SPA-Royal Bank of Canada	0.730%	7/1/34	1,000,000	1,000,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refinancing Project, LOC-Union Bank N.A.	0.790%	11/1/23	2,175,000	2,175,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2017 Annual Report	29

Schedule of investments (cont’d)

August 31, 2017

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Metropolitan Water District of Southern California Revenue, Special	0.730%	7/1/35	$815,000	$815,000	(a)(b)
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	0.790%	9/1/26	590,000	590,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.760%	11/1/34	700,000	700,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.740%	4/1/38	900,000	900,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.790%	5/1/26	2,785,000	2,785,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.850%	12/1/34	2,500,000	2,500,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Public Safety Project, LOC-Wells Fargo Bank N.A.	0.750%	4/1/39	305,000	305,000	(a)(b)
Public Safety Project, LOC-Wells Fargo Bank N.A.	0.770%	4/1/39	5,000	5,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Sumitomo Mitsui Banking	0.740%	4/1/36	3,200,000	3,200,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.750%	4/1/36	5,700,000	5,700,000	(a)(b)
University of California, CA, Revenue	0.800%	5/15/48	2,850,000	2,850,000	(a)(b)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC, LOC-FHLMC	0.830%	9/1/28	2,345,000	2,345,000	(a)(b)
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	0.890%	8/1/18	153,000	153,000	(a)(b)
Total California				60,008,000
Colorado — 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.740%	7/1/27	409,000	409,000	(a)(b)
Connecticut — 2.4%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.800%	12/1/39	2,715,000	2,715,000	(a)(b)
Connecticut State HEFA Revenue, Trinity College, LOC-JPMorgan Chase	0.790%	7/1/34	2,460,000	2,460,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.760%	5/15/34	3,570,000	3,570,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.780%	11/15/34	1,500,000	1,500,000	(a)(b)
Total Connecticut				10,245,000

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2017 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.4%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	0.840%	10/1/39	$1,710,000	$1,710,000	(a)(b)(c)
Florida — 6.9%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.760%	11/15/26	1,750,000	1,750,000	(a)(b)
Hospital Adventist Health System	0.800%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.770%	11/15/34	1,500,000	1,500,000	(a)(b)
Hospital Adventist Health System	0.750%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.840%	8/1/18	7,700,000	7,700,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.800%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Northern Trust Co.	0.790%	12/16/20	6,400,000	6,400,000	(a)(b)
NATL, LOC-Wells Fargo Bank N.A.	0.790%	1/15/27	2,960,000	2,960,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB	0.890%	10/15/42	2,690,000	2,690,000	(a)(b)(c)
Total Florida				29,150,000
Georgia — 5.3%
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.940%	4/1/32	3,240,000	3,240,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.820%	12/1/27	2,350,000	2,350,000	(a)(b)(c)
Fulton County, GA, GO, TAN	2.000%	12/29/17	5,000,000	5,018,568
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.830%	11/1/20	2,995,000	2,995,000	(a)(b)(c)
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	0.810%	1/1/48	8,600,000	8,600,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.820%	5/1/32	100,000	100,000	(a)(b)
Total Georgia				22,303,568
Hawaii — 1.3%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System (SIFMA Municipal Swap Index Yield + 0.450%)	1.240%	7/1/39	3,205,000	3,205,000	(a)(b)
Queens Health System (SIFMA Municipal Swap Index Yield + 0.450%)	1.240%	7/1/39	2,260,000	2,260,000	(a)(b)
Total Hawaii				5,465,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2017 Annual Report	31

Schedule of investments (cont’d)

August 31, 2017

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 4.0%
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	0.850%	10/1/34	$2,130,000	$2,130,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.790%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, LOC-JPMorgan Chase	0.800%	8/1/35	1,945,000	1,945,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.800%	8/15/42	1,845,000	1,845,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.780%	11/15/37	2,500,000	2,500,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	0.810%	8/1/44	3,100,000	3,100,000	(a)(b)
Lake County, IL, IDR, Northpoint Associates LLC Project, LOC-Northern Trust Co.	0.850%	7/1/29	1,200,000	1,200,000	(a)(b)(c)
Total Illinois				16,720,000
Indiana — 1.8%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.850%	7/1/31	1,275,000	1,275,000	(a)(b)(c)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.780%	4/15/39	4,510,000	4,510,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.790%	5/1/34	1,940,000	1,940,000	(a)(b)
Total Indiana				7,725,000
Iowa — 0.9%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.790%	2/15/39	2,830,000	2,830,000	(a)(b)
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	0.940%	6/1/32	1,130,000	1,130,000	(a)(b)(c)
Total Iowa				3,960,000
Kentucky — 0.3%
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.830%	5/1/27	1,250,000	1,250,000	(a)(b)(c)
Maryland — 2.1%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ-FHLMC	0.820%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.810%	9/1/43	4,300,000	4,300,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.830%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.800%	7/1/36	795,000	795,000	(a)(b)
Total Maryland				8,695,000

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2017 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 6.1%
Massachusetts School Building Authority, TECP, LOC-Citibank N.A.	0.800%	9/19/17	$8,500,000	$8,500,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.790%	9/1/31	2,430,000	2,430,000	(a)(b)
Partners Healthcare System Inc., LOC-Bank of New York Mellon	0.790%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.790%	7/1/46	1,100,000	1,100,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	0.900%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	0.750%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.790%	7/1/27	3,900,000	3,900,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.800%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.800%	8/1/37	3,765,000	3,765,000	(a)(b)
Total Massachusetts				25,795,000
Michigan — 1.3%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.870%	1/1/26	5,500,000	5,500,000	(a)(b)
Minnesota — 0.2%
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.840%	1/1/46	1,000,000	1,000,000	(a)(b)(c)
Mississippi — 0.6%
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue:
Chevron USA Inc.	0.820%	11/1/35	1,290,000	1,290,000	(a)(b)
Chevron USA Inc.	0.820%	11/1/35	1,200,000	1,200,000	(a)(b)
Total Mississippi				2,490,000
Missouri — 1.7%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMorgan Chase	0.870%	3/1/24	1,125,000	1,125,000	(a)(b)
Missouri State HEFA Revenue:
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.820%	2/1/33	540,000	540,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.810%	10/1/35	375,000	375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	0.850%	9/1/26	1,505,000	1,505,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-Enterprise Bank & Trust	0.900%	12/1/29	3,615,000	3,615,000	(a)(b)(c)
Total Missouri				7,160,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2017 Annual Report	33

Schedule of investments (cont’d)

August 31, 2017

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 1.5%
Cheshire County, NH, GO, TAN	2.000%	12/29/17	$6,500,000	$6,521,383
New York — 29.9%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.800%	10/1/35	500,000	500,000	(a)(b)
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.750%	7/1/38	100,000	100,000	(a)(b)
Hilton, NY, CSD, GO, BAN	2.000%	6/28/18	1,595,152	1,606,165
Lancaster, NY, Industrial Development Agency, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.860%	12/1/20	700,000	700,000	(a)(b)(c)
Mount Sinai, NY, Union Free School District, GO, TAN	2.250%	6/27/18	6,400,000	6,454,381
MTA, NY, Revenue:
LOC-Bank of Montreal	0.850%	11/1/35	2,605,000	2,605,000	(a)(b)
LOC-Royal Bank of Canada	0.790%	11/1/35	1,435,000	1,435,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.820%	11/15/50	3,050,000	3,050,000	(a)(b)
Nassau County, NY, GO, TAN	3.000%	9/15/17	4,500,000	4,502,730
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, SPA-Sumitomo Mitsui Banking	0.810%	11/15/21	6,000,000	6,000,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.800%	8/1/29	2,600,000	2,600,000	(a)(b)
New York City, NY, GO:
LOC-Bank of New York Mellon	0.840%	3/1/34	3,700,000	3,700,000	(a)(b)
LOC-Mizuho Corporate Bank	0.850%	4/1/42	6,740,000	6,740,000	(a)(b)
Subordinated, LOC-TD Bank N.A.	0.830%	4/1/36	300,000	300,000	(a)(b)
New York City, NY, HDC Revenue, Related-West 89th Street Development, LIQ-FNMA, LOC-FNMA	0.820%	11/15/29	1,200,000	1,200,000	(a)(b)(c)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ-Citibank N.A.	0.780%	5/1/20	3,550,000	3,550,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, LOC-Citibank N.A.	0.820%	6/1/40	2,970,000	2,970,000	(a)(b)(c)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.770%	2/15/26	2,945,000	2,945,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.800%	7/1/25	5,575,000	5,575,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	0.830%	6/15/48	5,000,000	5,000,000	(a)(b)
Second General Resolution, SPA-Royal Bank of Canada	0.820%	6/15/48	1,440,000	1,440,000	(a)(b)

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2017 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.840%	2/1/45	$2,500,000	$2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.820%	11/1/22	3,255,000	3,255,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.820%	11/1/22	2,125,000	2,125,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art	0.750%	10/1/36	1,250,000	1,250,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.750%	7/1/32	1,245,000	1,245,000	(a)(b)
New York State Dormitory Authority Revenue:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.820%	7/1/25	100,000	100,000	(a)(b)
Cornell University, SPA-Bank of New York Mellon	0.790%	7/1/33	1,500,000	1,500,000	(a)(b)
Metropolitan Museum of Art	0.770%	7/1/23	1,200,000	1,200,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.770%	7/1/33	1,760,000	1,760,000	(a)(b)
State Supported Debt, Cornell University, SPA-Bank of New York Mellon	0.790%	7/1/33	865,000	865,000	(a)(b)
New York State Housing Finance Agency Revenue:
10 Liberty, LIQ-FHLMC, LOC-FHLMC	0.810%	5/1/35	1,200,000	1,200,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.770%	11/1/41	3,700,000	3,700,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.810%	11/1/41	5,800,000	5,800,000	(a)(b)(c)
625 West 57th Street, LOC-Bank of New York Mellon	0.770%	5/1/49	5,860,000	5,860,000	(a)(b)
625 West 57th Street, LOC-Bank of New York Mellon	0.770%	5/1/49	3,220,000	3,220,000	(a)(b)
750 6th Avenue, LIQ-FNMA, LOC-FNMA	0.820%	5/15/31	500,000	500,000	(a)(b)(c)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.850%	11/1/46	6,605,000	6,605,000	(a)(b)
New York State LGAC Revenue:
Senior Lien, SPA-JPMorgan Chase	0.780%	4/1/21	840,000	840,000	(a)(b)
Subordinated Lien, SPA-JPMorgan Chase	0.800%	4/1/20	400,000	400,000	(a)(b)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.780%	3/15/33	2,495,000	2,495,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.800%	11/1/36	2,250,000	2,250,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.780%	12/1/29	2,500,000	2,500,000	(a)(b)
South Colonie, NY, CSD, GO, BAN	2.250%	7/13/18	4,570,000	4,609,716
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.800%	1/1/32	3,000,000	3,000,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	0.860%	11/1/32	2,900,000	2,900,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2017 Annual Report	35

Schedule of investments (cont’d)

August 31, 2017

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.800%	11/1/24	$1,430,000	$1,430,000	(a)(b)
Total New York				126,082,992
North Carolina — 1.9%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.760%	7/1/36	385,000	385,000	(a)(b)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.790%	6/1/37	2,120,000	2,120,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.780%	10/1/26	1,375,000	1,375,000	(a)(b)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.780%	10/1/38	1,300,000	1,300,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.790%	2/1/34	2,920,000	2,920,000	(a)(b)
Total North Carolina				8,100,000
North Dakota — 0.5%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.800%	7/1/39	1,900,000	1,900,000	(a)(b)
Ohio — 0.2%
Ohio State, GO, Common Schools	0.780%	6/15/26	795,000	795,000	(a)(b)
Oregon — 0.2%
Oregon State Facilities Authority Revenue:
Peacehealth, LOC-U.S. Bank N.A.	0.770%	8/1/34	20,000	20,000	(a)(b)
Peacehealth, LOC-U.S. Bank N.A.	0.780%	8/1/34	800,000	800,000	(a)(b)
Total Oregon				820,000
Pennsylvania — 4.0%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.780%	5/1/31	3,000,000	3,000,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.780%	3/1/24	1,500,000	1,500,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.780%	11/1/26	4,810,000	4,810,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.790%	1/1/34	4,370,000	4,370,000	(a)(b)
Philadelphia, PA, Authority For IDR, Gift of Life Donor Programme Project, LOC-TD Bank N.A.	0.800%	12/1/34	1,100,000	1,100,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.800%	11/1/29	2,190,000	2,190,000	(a)(b)
Total Pennsylvania				16,970,000

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2017 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.7%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.790%	9/1/19	$2,750,000	$2,750,000	(a)(b)
South Dakota — 0.6%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.820%	1/1/44	2,420,000	2,420,000	(a)(b)
Texas — 4.8%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.880%	12/1/27	4,875,000	4,875,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP	0.860%	9/13/17	5,000,000	5,000,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.880%	12/1/41	5,100,000	5,100,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.790%	8/1/37	300,000	300,000	(a)(b)
Texas State, GO, SPA-Sumitomo Mitsui Banking	0.800%	12/1/47	2,995,000	2,995,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.750%	7/1/38	855,000	855,000	(a)(b)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.750%	8/1/39	1,150,000	1,150,000	(a)(b)
Total Texas				20,275,000
Utah — 0.7%
Murray City, UT, Hospital Revenue, IHC Health Services Inc.	0.790%	5/15/36	3,000,000	3,000,000	(a)(b)
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.830%	10/1/38	200,000	200,000	(a)(b)
Virginia — 1.6%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.790%	12/1/33	2,960,000	2,960,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA-Bank of America N.A.	0.790%	1/1/30	3,705,000	3,705,000	(a)(b)
Total Virginia				6,665,000
Washington — 2.6%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	0.850%	11/1/23	795,000	795,000	(a)(b)(c)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	1.100%	10/1/22	960,000	960,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	1.100%	10/1/22	1,405,000	1,405,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.790%	10/1/29	1,400,000	1,400,000	(a)(b)
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.790%	10/1/29	1,230,000	1,230,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2017 Annual Report	37

Schedule of investments (cont’d)

August 31, 2017

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Panorama Project, LOC-Wells Fargo Bank N.A.	0.790%	4/1/43	$1,215,000	$1,215,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.790%	5/1/28	3,945,000	3,945,000	(a)(b)
Total Washington				10,950,000
Wyoming — 1.0%
Uinta County, WY, PCR, Chevron USA Inc. Project	0.820%	8/15/20	4,000,000	4,000,000	(a)(b)
Total Investments — 99.9% (Cost — $421,034,943#)				421,034,943
Other Assets in Excess of Liabilities — 0.1%				426,100
Total Net Assets — 100.0%				$421,461,043

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2017 Annual Report

Tax Free Reserves Portfolio

Abbreviations used in this schedule: (cont’d)
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

Ratings Table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	69.6%
VMIG 1	23.3
MIG 1	1.2
SP-1	1.1
P-1	0.1
F-1	0.1
NR***	4.6
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2017 Annual Report	39

Statement of assets and liabilities

August 31, 2017

Assets:
Investments, at value	$421,034,943
Cash	20,310
Interest receivable	492,205
Total Assets	421,547,458

Liabilities:
Trustees’ fees payable	908
Accrued expenses	85,507
Total Liabilities	86,415
Total Net Assets	$421,461,043

Represented by:
Paid-in capital	$421,461,043

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2017 Annual Report

Statement of operations

For the Year Ended August 31, 2017

Investment Income:
Interest	$3,977,315
Other income	4,908
Total Investment Income	3,982,223

Expenses:
Investment management fee (Note 2)	805,244
Legal fees	87,252
Fund accounting fees	47,577
Custody fees	46,464
Audit and tax fees	46,110
Trustees’ fees	12,591
Interest expense	52
Miscellaneous expenses	32,352
Total Expenses	1,077,642
Less: Fee waivers and/or expense reimbursements (Note 2)	(805,244)
Net Expenses	272,398
Net Investment Income	3,709,825
Net Realized Loss on Investments	(14,250)
Increase in Net Assets From Operations	$3,695,575

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2017 Annual Report	41

Statements of changes in net assets

For the Years Ended August 31,	2017	2016

Operations:
Net investment income	$3,709,825	$2,621,544
Net realized loss	(14,250)	(7,910)
Increase in Net Assets From Operations	3,695,575	2,613,634

Capital Transactions:
Proceeds from contributions	581,248,973	1,754,567,514
Value of withdrawals	(1,478,020,071)	(1,703,685,041)
Increase (Decrease) in Net Assets From Capital Transaction	(896,771,098)	50,882,473
Increase (Decrease) in Net Assets	(893,075,523)	53,496,107

Net Assets:
Beginning of year	1,314,536,566	1,261,040,459
End of year	$421,461,043	$1,314,536,566

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2017 Annual Report

Financial highlights

For the years ended August 31:
	2017	2016	2015	2014	2013

Net assets, end of year (millions)	$421	$1,315	$1,261	$674	$1,068
Total return[1]	0.70%	0.19%	0.05%	0.03%	0.05%

Ratios to average net assets:
Gross expenses	0.20%	0.18%	0.18%	0.19%	0.17%
Net expenses[2,3]	0.05	0.03	0.03	0.09	0.13
Net investment income	0.69	0.20	0.05	0.02	0.05

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has contractually agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2017 Annual Report	43

Notes to financial statements

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Effective October 14, 2016, the Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

44	Tax Free Reserves Portfolio 2017 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$421,034,943	—	$421,034,943

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions

Tax Free Reserves Portfolio 2017 Annual Report	45

Notes to financial statements (cont’d)

supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has contractually agreed to waive 0.15% of Portfolio expenses, attributable to the

46	Tax Free Reserves Portfolio 2017 Annual Report

Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $805,244.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2017, such purchase and sale transactions (excluding accrued interest) were $717,720,000 and $708,740,000, respectively.

3. Derivative instruments and hedging activities

During the year ended August 31, 2017, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Tax Free Reserves Portfolio 2017 Annual Report	47

Report of independent registered public

accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Tax Free Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 20, 2017

48	Tax Free Reserves Portfolio 2017 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 21 through 26 of this report.

Tax Free Reserves Portfolio	49

Additional information (unaudited) (cont’d)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Portfolio, as the independent registered public accounting firm to the Portfolio, upon completion of the audit of the Portfolio’s financial statements as of and for the fiscal period ended August 31, 2017 and the issuance of their report thereon, dated October 20, 2017. The Audit Committee of the Portfolio’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Portfolio’s financial statements for the fiscal periods ended August 31, 2017 and August 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Portfolio’s fiscal periods ended August 31, 2017 and August 31, 2016 and the subsequent interim period through October 20, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Portfolio’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Portfolio’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Portfolio’s independent registered public accounting firm for the fiscal year ending August 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Portfolio or the Board of Trustees with the performance of the Portfolio’s prior independent registered public accounting firm, KPMG. During the Portfolio’s fiscal periods ended August 31, 2017 and August 31, 2016, and the subsequent interim period through October 20, 2017, neither the Portfolio, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

50	Tax Free Reserves Portfolio

Western Asset

Select Tax Free Reserves

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Select Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Select Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Select Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010354 10/17 SR17-3173

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal year ending August 31, 2016 and August 31, 2017 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $128,799 in 2016 and $202,020 in 2017.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2016 and $7,714 in 2017.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,910 in 2016 and $22,150 in 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in 2016 and $0 in 2017.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2016 and 2017; Tax Fees were 100% and 100% for 2016 and 2017; and Other Fees were 100% and 100% for 2016 and 2017.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2017.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 30, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 30, 2017